Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares		Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2019		$ 1,000	[1]	$ 609,601	$ 370,683	$ 4,182,467	$ (16,306)	$ 5,147,445
Balance (in Shares) at Dec. 31, 2019	[1]	10,000,000
Net income						2,423,941		2,423,941
Foreign currency translation adjustment							467,994	467,994
Balance at Dec. 31, 2020		$ 1,000	[1]	609,601	370,683	6,606,408	451,688	8,039,380
Balance (in Shares) at Dec. 31, 2020	[1]	10,000,000
Net income						3,202,212		3,202,212
Foreign currency translation adjustment							247,004	247,004
Balance at Dec. 31, 2021		$ 1,000	[1]	609,601	370,683	9,808,620	698,692	11,488,596
Balance (in Shares) at Dec. 31, 2021	[1]	10,000,000
Net income						2,932,363		2,932,363
Foreign currency translation adjustment							(946,266)	(946,266)
Balance at Dec. 31, 2022		$ 1,000	[1]	$ 609,601	$ 370,683	$ 12,740,983	$ (247,574)	$ 13,474,693
Balance (in Shares) at Dec. 31, 2022	[1]	10,000,000

[1]	The share amounts are presented on a retroactive basis.